COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Commitments	Aggregate minimum rental commitments under non-cancelable leases at June 30, 2018, were as follows:
Year ended December 31,

2018	$2,751
2019	4,850
2020	1,206
2021	376
2022 and thereafter	244
$9,427